Document and Entity Information	Dec. 02, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001023128
Document Type	8-K
Document Period End Date	Dec. 02, 2019
Entity Registrant Name	LITHIA MOTORS INC
Entity Incorporation State Country Code	OR
Entity File Number	001-14733
Entity Tax Identification Number	93-0572810
Entity Address, Address Line One	150 N. Bartlett Street
Entity Address, City or Town	Medford
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97501
City Area Code	(541)
Local Phone Number	776-6401
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock without par value
Trading Symbol	LAD
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B common stock without par value
Trading Symbol	LAD
Security Exchange Name	NYSE